MATERIAL ACCOUNTING POLICIES (Disclosure of subsidiaries) (Details)	12 Months Ended
Dec. 31, 2025
Minera Bateas S.A.C.
Disclosure of subsidiaries
Name of subsidiary	Minera Bateas S.A.C. ("Bateas")
Principal place of business of subsidiary	Peru
Proportion of ownership interest in subsidiary	100.00%
Principal activity of subsidiary	Caylloma mine
Mansfield Minera S.A.
Disclosure of subsidiaries
Name of subsidiary	Mansfield Minera S.A. ("Mansfield")
Principal place of business of subsidiary	Argentina
Proportion of ownership interest in subsidiary	100.00%
Principal activity of subsidiary	Lindero mine
Boya S.A. ("Boya")
Disclosure of subsidiaries
Name of subsidiary	Boya S.A. (“Boya”)
Principal place of business of subsidiary	Senegal
Proportion of ownership interest in subsidiary	100.00%
Principal activity of subsidiary	Diamba Sud project
Roxgold SANGO S.A. ("Sango")
Disclosure of subsidiaries
Name of subsidiary	Roxgold SANGO S.A. (“Sango”)
Principal place of business of subsidiary	Côte d’Ivoire
Proportion of ownership interest in subsidiary	90.00%
Principal activity of subsidiary	Séguéla mine